Distribution Date:	04/17/25	JPMBB Commercial Mortgage Securities Trust 2015-C28
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C28
April 2025 Reporting Revision
Pros ID 6 ARA (Appraisal Reduction Amount) revised.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21	Trustee	Wilmington Trust, National Association
Modified Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644FAA9	1.445100%	35,258,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644FAB7	2.773300%	163,954,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644FAC5	2.912400%	150,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46644FAD3	3.227400%	379,976,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46644FAE1	3.042000%	70,766,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46644FAH4	3.532300%	78,567,000.00	25,098,697.00	25,098,697.00	73,880.11	0.00	0.00	25,172,577.11	0.00	0.00%	23.13%
B	46644FAJ0	3.986000%	70,218,000.00	70,218,000.00	26,764,622.89	233,240.79	0.00	0.00	26,997,863.68	43,453,377.11	78.88%	16.98%
C	46644FAK7	4.372433%	54,168,000.00	54,168,000.00	0.00	197,371.64	0.00	0.00	197,371.64	54,168,000.00	52.55%	12.24%
D	46644FAX9	3.872433%	54,005,000.00	54,005,000.00	0.00	174,275.63	0.00	0.00	174,275.63	54,005,000.00	26.31%	7.51%
E	46644FAZ4	3.872433%	27,149,000.00	27,149,000.00	0.00	87,610.58	0.00	0.00	87,610.58	27,149,000.00	13.11%	5.14%
F*	46644FBB6	3.872433%	14,639,000.00	14,639,000.00	0.00	52,219.45	0.00	0.00	52,219.45	14,639,000.00	6.00%	3.86%
NR	46644FBD2	3.872433%	44,091,697.00	12,336,458.37	0.00	8,232.83	0.00	0.00	8,232.83	12,336,458.37	0.00%	0.00%
Z	46644FBH3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644FBF7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,142,791,699.00	257,614,155.37	51,863,319.89	826,831.03	0.00	0.00	52,690,150.92	205,750,835.48

X-A	46644FAF8	0.840133%	878,521,000.00	25,098,697.00	0.00	17,571.88	0.00	0.00	17,571.88	0.00
X-B	46644FAG6	0.386433%	70,218,000.00	70,218,000.00	0.00	22,612.14	0.00	0.00	22,612.14	43,453,377.11
X-C	46644FAM3	0.000000%	54,168,000.00	54,168,000.00	0.00	0.00	0.00	0.00	0.00	54,168,000.00
X-D	46644FAP6	0.500000%	54,005,000.00	54,005,000.00	0.00	22,502.08	0.00	0.00	22,502.08	54,005,000.00
X-E	46644FAR2	0.500000%	27,149,000.00	27,149,000.00	0.00	11,312.08	0.00	0.00	11,312.08	27,149,000.00
X-F	46644FAT8	0.500000%	14,639,000.00	14,639,000.00	0.00	6,099.58	0.00	0.00	6,099.58	14,639,000.00
X-NR	46644FAV3	0.500000%	44,091,697.00	12,336,458.37	0.00	5,140.19	0.00	0.00	5,140.19	12,336,458.37
Notional SubTotal			1,142,791,697.00	257,614,155.37	0.00	85,237.95	0.00	0.00	85,237.95	205,750,835.48

Deal Distribution Total					51,863,319.89	912,068.98	0.00	0.00	52,775,388.87

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)	Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to the
	Exchangeable Certificate Detail page.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644FAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644FAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644FAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46644FAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46644FAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46644FAH4	319.45596752	319.45596752	0.94034531	0.00000000	0.00000000	0.00000000	0.00000000	320.39631283	0.00000000
B	46644FAJ0	1,000.00000000	381.16469979	3.32166667	0.00000000	0.00000000	0.00000000	0.00000000	384.48636646	618.83530021
C	46644FAK7	1,000.00000000	0.00000000	3.64369443	0.00000000	0.00000000	0.00000000	0.00000000	3.64369443	1,000.00000000
D	46644FAX9	1,000.00000000	0.00000000	3.22702768	0.00000000	0.00000000	0.00000000	0.00000000	3.22702768	1,000.00000000
E	46644FAZ4	1,000.00000000	0.00000000	3.22702788	0.00000000	0.00000000	0.00000000	0.00000000	3.22702788	1,000.00000000
F	46644FBB6	1,000.00000000	0.00000000	3.56714598	(0.34011818)	0.00000000	0.00000000	0.00000000	3.56714598	1,000.00000000
NR	46644FBD2	279.79096314	0.00000000	0.18672064	0.71617248	71.79614293	0.00000000	0.00000000	0.18672064	279.79096314
Z	46644FBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644FBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644FAF8	28.56926243	0.00000000	0.02000166	0.00000000	0.00000000	0.00000000	0.00000000	0.02000166	0.00000000
X-B	46644FAG6	1,000.00000000	0.00000000	0.32202769	0.00000000	0.00000000	0.00000000	0.00000000	0.32202769	618.83530021
X-C	46644FAM3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644FAP6	1,000.00000000	0.00000000	0.41666660	0.00000000	0.00000000	0.00000000	0.00000000	0.41666660	1,000.00000000
X-E	46644FAR2	1,000.00000000	0.00000000	0.41666654	0.00000000	0.00000000	0.00000000	0.00000000	0.41666654	1,000.00000000
X-F	46644FAT8	1,000.00000000	0.00000000	0.41666644	0.00000000	0.00000000	0.00000000	0.00000000	0.41666644	1,000.00000000
X-NR	46644FAV3	279.79096314	0.00000000	0.11657955	0.00000000	0.00000000	0.00000000	0.00000000	0.11657955	279.79096314

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	03/01/25 - 03/30/25	30	0.00	17,571.88	0.00	17,571.88	0.00	0.00	0.00	17,571.88	0.00
X-B	03/01/25 - 03/30/25	30	0.00	22,612.14	0.00	22,612.14	0.00	0.00	0.00	22,612.14	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	03/01/25 - 03/30/25	30	0.00	22,502.08	0.00	22,502.08	0.00	0.00	0.00	22,502.08	0.00
X-E	03/01/25 - 03/30/25	30	0.00	11,312.08	0.00	11,312.08	0.00	0.00	0.00	11,312.08	0.00
X-F	03/01/25 - 03/30/25	30	0.00	6,099.58	0.00	6,099.58	0.00	0.00	0.00	6,099.58	0.00
X-NR	03/01/25 - 03/30/25	30	0.00	5,140.19	0.00	5,140.19	0.00	0.00	0.00	5,140.19	0.00
A-S	03/01/25 - 03/30/25	30	0.00	73,880.11	0.00	73,880.11	0.00	0.00	0.00	73,880.11	0.00
B	03/01/25 - 03/30/25	30	0.00	233,240.79	0.00	233,240.79	0.00	0.00	0.00	233,240.79	0.00
C	03/01/25 - 03/30/25	30	0.00	197,371.64	0.00	197,371.64	0.00	0.00	0.00	197,371.64	0.00
D	03/01/25 - 03/30/25	30	0.00	174,275.63	0.00	174,275.63	0.00	0.00	0.00	174,275.63	0.00
E	03/01/25 - 03/30/25	30	0.00	87,610.58	0.00	87,610.58	0.00	0.00	0.00	87,610.58	0.00
F	03/01/25 - 03/30/25	30	4,978.99	47,240.46	0.00	47,240.46	(4,978.99)	0.00	0.00	52,219.45	0.00
NR	03/01/25 - 03/30/25	30	3,134,036.52	39,810.09	0.00	39,810.09	31,577.26	0.00	0.00	8,232.83	3,165,613.78
Totals			3,139,015.51	938,667.25	0.00	938,667.25	26,598.27	0.00	0.00	912,068.98	3,165,613.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644FAH4	3.532300%	78,567,000.00	25,098,697.00	25,098,697.00	73,880.11	0.00	0.00	25,172,577.11	0.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644FAJ0	3.986000%	70,218,000.00	70,218,000.00	26,764,622.89	233,240.79	0.00	0.00	26,997,863.68	43,453,377.11
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644FAK7	4.372433%	54,168,000.00	54,168,000.00	0.00	197,371.64	0.00	0.00	197,371.64	54,168,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			202,953,000.03	149,484,697.00	51,863,319.89	504,492.54	0.00	0.00	52,367,812.43	97,621,377.11

Exchangeable Certificate Details
EC	46644FAL5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	52,775,388.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	942,195.78	Master Servicing Fee	2,142.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	632.97
Interest Adjustments	(8,704.28)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	110.92
ARD Interest	0.00	Senior Trust Advisor Fee	432.58
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	933,491.50	Total Fees	3,528.51

Principal		Expenses/Reimbursements
Scheduled Principal	51,313,249.62	Reimbursement for Interest on Advances	4,706.49
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,187.50
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	550,070.27	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	51,863,319.89	Total Expenses/Reimbursements	17,893.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	912,068.98
Excess Liquidation Proceeds	0.00	Principal Distribution	51,863,319.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	52,775,388.87
Total Funds Collected	52,796,811.39	Total Funds Distributed	52,796,811.37

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	257,614,155.37	257,614,155.37	Beginning Certificate Balance	257,614,155.37
(-) Scheduled Principal Collections	51,313,249.62	51,313,249.62	(-) Principal Distributions	51,863,319.89
(-) Unscheduled Principal Collections	550,070.27	550,070.27	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	205,750,835.48	205,750,835.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	258,776,528.73	258,776,528.73	Ending Certificate Balance	205,750,835.48
Ending Actual Collateral Balance	206,407,647.29	206,407,647.29

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	3	20,911,445.69	10.16%	(1)	4.4003	1.323867	1.35 or less	3	127,728,705.45	62.08%	(1)	4.2677	1.224253
10,000,000 to 19,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	1	7,751,412.94	3.77%	(1)	4.3900	1.466200
25,000,000 to 49,999,999		3	110,867,874.12	53.88%	(3)	4.2857	1.546359	1.56 to 1.65	2	36,550,268.43	17.76%	(3)	4.2272	1.634847
	50,000,000 or greater	1	73,971,515.67	35.95%	0	4.1744	1.189700	1.66 to 1.80	1	33,720,448.66	16.39%	(3)	4.2200	1.768600
	Totals	7	205,750,835.48	100.00%	(2)	4.2573	1.395520	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	205,750,835.48	100.00%	(2)	4.2573	1.395520
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	4,374,966.09	2.13%	(3)	4.2200	1.637100
							Lodging	1	8,757,189.40	4.26%	(2)	4.4700	1.049800
Arkansas	1	3,762,661.22	1.83%	(3)	4.2200	1.637100
							Mixed Use	1	4,402,842.83	2.14%	(1)	4.2800	1.618400
Connecticut	1	4,402,842.83	2.14%	(1)	4.2800	1.618400
							Office	1	45,000,000.00	21.87%	(3)	4.3818	1.315000
Indiana	1	8,757,189.40	4.26%	(2)	4.4700	1.049800
							Retail	18	147,590,802.73	71.73%	(1)	4.2061	1.433935
Kentucky	3	12,554,882.35	6.10%	(3)	4.2200	1.768600
							Totals	21	205,750,835.48	100.00%	(2)	4.2573	1.395520
Maryland	1	73,971,515.67	35.95%	0	4.1744	1.189700

Missouri	3	12,889,663.06	6.26%	(3)	4.2200	1.768600

New York	1	45,000,000.00	21.87%	(3)	4.3818	1.315000

Tennessee	4	16,404,810.97	7.97%	(3)	4.2200	1.637100

West Virginia	1	7,751,412.94	3.77%	(1)	4.3900	1.466200

Wisconsin	4	15,880,890.42	7.72%	(3)	4.2200	1.705628

Totals	21	205,750,835.48	100.00%	(2)	4.2573	1.395520

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	6	196,993,645.70	95.74%	(2)	4.2479	1.410889	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	8,757,189.78	4.26%	(2)	4.4700	1.049800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	7	205,750,835.48	100.00%	(2)	4.2573	1.395520
	Totals	7	205,750,835.48	100.00%	(2)	4.2573	1.395520	Totals	7	205,750,835.48	100.00%	(2)	4.2573	1.395520
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	205,750,835.48	100.00%	(2)	4.2573	1.395520	Interest Only	3	110,867,874.12	53.88%	(3)	4.2857	1.546359
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	94,882,961.36	46.12%	0	4.2242	1.219269
	Totals	7	205,750,835.48	100.00%	(2)	4.2573	1.395520	241 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
								300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	205,750,835.48	100.00%	(2)	4.2573	1.395520
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	7	205,750,835.48	100.00%	(2)	4.2573	1.395520	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	205,750,835.48	100.00%	(2)	4.2573	1.395520
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	303610002	RT	Waldorf	MD	Actual/360	4.174%	266,306.75	113,960.29	0.00	N/A	04/01/25	--	74,085,475.96	73,971,515.67	04/01/25
6	303610006	OF	New York	NY	Actual/360	4.382%	169,795.14	0.00	0.00	N/A	01/01/25	--	45,000,000.00	45,000,000.00	04/01/25
9	303610009	RT	Various	Various	Actual/360	4.220%	122,536.36	0.00	0.00	01/01/25	01/01/30	--	33,720,448.66	33,720,448.66	04/01/25
10	303610010	RT	Various	Various	Actual/360	4.220%	118,819.07	550,070.27	0.00	01/01/25	01/01/30	--	32,697,495.73	32,147,425.46	04/01/25
11	883100372	RT	Redding	CA	Actual/360	4.193%	99,950.19	27,682,133.12	0.00	N/A	03/06/25	--	27,682,133.12	0.00	04/06/25
26	883100357	LO	Indianapolis	IN	Actual/360	4.470%	33,789.66	21,244.91	0.00	N/A	02/06/25	--	8,778,434.69	8,757,189.78	01/06/25
33	695100453	RT	Dunbar	WV	Actual/360	4.390%	29,352.25	13,162.23	0.00	N/A	03/06/25	--	7,764,575.17	7,751,412.94	02/06/25
35	303610035	MU	Hicksville	NY	Actual/360	4.100%	13,817.25	6,379,032.53	0.00	N/A	03/01/25	--	6,379,032.53	0.00	04/01/25
37	883100373	RT	Round Lake Beach	IL	Actual/360	4.312%	26,734.40	7,200,000.00	0.00	N/A	03/06/25	--	7,200,000.00	0.00	04/06/25
47	623100186	MU	Norwalk	CT	Actual/360	4.280%	16,267.04	10,886.34	0.00	N/A	03/06/25	--	4,413,729.31	4,402,842.97	03/06/25
51	883100366	RT	Murrieta	CA	Actual/360	4.370%	15,053.62	4,000,371.29	0.00	N/A	03/06/25	--	4,000,371.29	0.00	04/06/25
58	303610058	RT	Dallas	TX	Actual/360	3.850%	10,445.42	3,150,691.63	0.00	N/A	02/05/25	--	3,150,691.63	0.00	04/05/25
62	883100370	MF	Manlius	NY	Actual/360	4.500%	10,624.35	2,741,767.28	0.00	N/A	03/06/25	--	2,741,767.28	0.00	04/06/25
Totals							933,491.50	51,863,319.89	0.00				257,614,155.37	205,750,835.48
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,271,386.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,593,655.00	0.00	--	--	04/11/25	5,806,451.61	0.00	0.00	0.00	0.00	0.00
9	2,628,832.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,358,799.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,975,323.86	4,977,289.88	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	857,035.00	0.00	--	--	--	0.00	0.00	54,968.05	143,748.78	0.00	0.00
33	846,271.66	0.00	--	--	--	0.00	0.00	42,188.20	84,455.76	0.00	0.00
35	1,835,676.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	737,499.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	473,653.74	421,830.04	01/01/24	09/30/24	--	0.00	0.00	27,134.38	27,134.38	0.00	0.00
51	391,110.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	455,215.00	342,008.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	405,201.00	326,773.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	30,829,658.24	6,067,900.92				5,806,451.61	0.00	124,290.62	255,338.92	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
10	303610010	550,070.27	Partial Liquidation (Curtailment)	0.00	0.00
Totals		550,070.27		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications				Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	1	550,070.27	0	0.00	4.257310%	4.176834%	(2)
03/17/25	0	0.00	2	66,417,944.39	0	0.00	0	0.00	0	0.00	0		0.00	2	1,116,873.61	0	0.00	4.247293%	4.179198%	(1)
02/18/25	2	67,534,818.00	0	0.00	0	0.00	0	0.00	1	0.00	0		0.00	0	0.00	4	165,573,338.89	4.279402%	4.262986%	1
01/17/25	0	0.00	0	0.00	1	19,760,710.42	0	0.00	1	19,760,710.42	0		0.00	0	0.00	3	30,708,263.36	4.038199%	4.014414%	2
12/17/24	0	0.00	0	0.00	1	19,806,634.74	0	0.00	1	19,806,634.74	0		0.00	0	0.00	0	0.00	4.074050%	4.052003%	3
11/18/24	0	0.00	0	0.00	1	19,854,892.17	0	0.00	1	19,854,892.17	0		0.00	0	0.00	1	3,550,641.30	4.081395%	4.059594%	4
10/18/24	0	0.00	0	0.00	1	19,900,446.91	0	0.00	2	19,900,446.91	0		0.00	0	0.00	2	11,555,311.75	4.113814%	4.092776%	4
09/17/24	0	0.00	0	0.00	2	37,752,635.04	0	0.00	2	37,752,635.04	0		0.00	0	0.00	0	0.00	4.127607%	4.099911%	5
08/16/24	0	0.00	0	0.00	2	37,870,433.19	0	0.00	2	37,870,433.19	0		0.00	0	0.00	1	36,194,979.18	4.127969%	4.100247%	6
07/17/24	0	0.00	0	0.00	2	37,987,773.18	0	0.00	2	37,987,773.18	0		0.00	0	0.00	0	0.00	4.145993%	4.119043%	7
06/17/24	0	0.00	1	20,085,923.37	1	18,023,524.71	0	0.00	2	38,109,448.08	0		0.00	0	0.00	0	0.00	4.146360%	4.119386%	8
05/17/24	1	20,130,571.52	0	0.00	1	18,095,286.89	0	0.00	2	38,225,858.41	0		0.00	0	0.00	0	0.00	4.146707%	4.119710%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
26	883100357	01/06/25	2	5	54,968.05	143,748.78		0.00	8,823,934.44	02/25/25	13
33	695100453	02/06/25	1	5	42,188.20	84,455.76		0.00	7,780,523.48
47	623100186	03/06/25	0	5	27,134.38	27,134.38		0.00	4,413,729.31
Totals					124,290.62	255,338.92		0.00	21,018,187.23
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		139,882,961	118,971,516	20,911,446			0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		65,867,874	65,867,874		0		0
> 60 Months		0	0		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Apr-25	205,750,835	189,242,233	7,751,413	8,757,190		0	0
Mar-25	257,614,155	175,217,776	7,200,000	75,196,379		0	0
Feb-25	365,040,368	243,702,686	67,534,818	8,802,865	45,000,000		0
Jan-25	569,284,420	504,523,709	0	0	45,000,000		19,760,710
Dec-24	664,696,150	644,889,516	0	0		0	19,806,635
Nov-24	681,679,824	661,824,932	0	0		0	19,854,892
Oct-24	740,487,907	720,587,460	0	0		0	19,900,447
Sep-24	766,465,194	728,712,559	0	0		0	37,752,635
Aug-24	767,509,743	729,639,309	0	0		0	37,870,433
Jul-24	810,065,038	772,077,265	0	0		0	37,987,773
Jun-24	811,245,779	773,136,331	0	0		0	38,109,448
May-24	812,359,277	774,133,419	0	0		0	38,225,858
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	303610006	45,000,000.00	45,000,000.00	250,000,000.00	12/01/14	6,549,569.00	1.31500	12/31/24	01/01/25	I/O
26	883100357	8,757,189.78	8,823,934.44	16,350,000.00	12/01/14	693,307.00	1.04980	12/31/24	02/06/25	237
Totals		53,757,189.78	53,823,934.44	266,350,000.00		7,242,876.00

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	303610006	OF	NY	01/03/25	13
Loan transferred on 1/8/25 for Maturity Default as Borrower failed to pay off the Loan at the Maturity of 1/1/25. Notice of Default was sent on 1/10/25. Collateral consists of a 22-story Class B office building ("Property") in Midtown Manhattan. Prop erty was built in 1919, renovated between 2011 and 2014, contains ~372K NRSF on a 0.44-acre site. Property reported YE2024 NOI of $8.59MM and occupancy of 61%. Borrower has proposed a Loan Modification. Lender is currently
	evaluating Borrower's propo		sal and gathering additional due diligence documents.

26	883100357	LO	IN	02/25/25	13
Loan Transferred to SS for maturity default on 2/27/2025. Prior to Maturity the Borrower attempted to pay off the Loan through refinance. The Borrower was unable to secure financing and therefore failed to pay off at Maturity. The Borrower
	engaged Th	e Henley Group as 3rd party advisors who have executed a PNL. The Loan is currenlty being cash managed. Counsel has been retained and workout discussions with the Advisor remain ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	303610002	0.00	4.17436%	0.00	4.17436%	9	11/21/22	11/01/22	--
14	303610014	22,614,634.48	4.52700%	22,614,634.48	4.52700%	10	08/04/20	06/01/20	09/11/20
26	883100357	9,827,636.34	4.47000%	9,827,636.34	4.47000%		08/05/20	07/06/20	11/12/20
26	883100357	0.00	4.47000%	0.00	4.47000%	10	11/12/20	07/06/20	08/05/20
30	303610030	0.00	5.25000%	0.00	5.25000%	8	05/21/21	05/05/20	--
39	883100365	6,351,260.76	4.69600%	6,351,260.76	4.69600%		08/28/20	10/06/20	11/12/20
Totals		38,793,531.58		38,793,531.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	695100449	10/18/24	17,804,287.00	9,100,000.00	6,361,198.24	1,872,918.85	6,361,198.24	4,488,279.39	13,316,007.61	0.00	0.00	13,316,007.61	47.55%
13	303610013	02/18/25	19,760,710.42	7,000,000.00	3,800,841.46	1,139,941.89	3,800,841.46	2,660,899.57	17,099,810.85	0.00	0.00	17,099,810.85	70.51%
30	303610030	02/18/25	6,726,132.10	5,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
59	303610059	11/18/24	1,793,750.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
67	303610067	09/15/23	1,364,491.59	566,160.00	700,636.64	569,307.01	569,307.01	0.00	1,364,491.59	0.00	25,070.50	1,339,421.09	83.71%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			47,449,371.29	21,966,160.00	10,862,676.34	3,582,167.75	10,731,346.71	7,149,178.96	31,780,310.05	0.00	25,070.50	31,755,239.55

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	695100449	10/18/24	0.00	0.00	13,316,007.61	0.00	0.00	13,316,007.61	0.00	0.00	13,316,007.61
13	303610013	02/18/25	0.00	0.00	17,099,810.85	0.00	0.00	17,099,810.85	0.00	0.00	17,099,810.85
30	303610030	02/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	303610059	11/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
67	303610067	01/17/25	0.00	0.00	1,339,421.09	0.00	0.00	(967.63)	0.00	0.00	1,339,421.09
		06/17/24	0.00	0.00	1,340,388.72	0.00	0.00	333.75	0.00	0.00
		04/17/24	0.00	0.00	1,340,054.97	0.00	0.00	(24,436.62)	0.00	0.00
		09/15/23	0.00	0.00	1,364,491.59	0.00	0.00	1,364,491.59	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	31,755,239.55	0.00	0.00	31,755,239.55	0.00	0.00	31,755,239.55

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	9,687.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,199.84	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,133.14	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	40.89	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	8,704.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	257.29	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.03	0.00	0.00	0.00
62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	67.30	0.00	0.00	0.00
Total	8,704.28	0.00	13,187.50	0.00	0.00	0.00	0.00	0.00	4,706.49	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		26,598.27

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26